CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash, and are subject to an insignificant risk of changes in value.

The investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean Pesos or in foreign currencies such as U.S. Dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2018	12-31-2017
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	126	148
Bank checking account balances	327,006	209,037
Time deposits	478,775	292,105
Mutual funds	270,035	73,170
Other cash and cash equivalents (*)	-	15,426
Total	1,075,942	589,886
(*) Applies to purchase contracts with resale commitments.

The risk classification of the mutual funds in effect as of
December 31
, 2018 and December 31, 2017 is shown below.

	December 2018 ThU.S.$	December 2017 ThU.S.$
AAAfm	268,237	64,471
No classification	1,798	8,699
Total Mutual Funds	270,035	73,170

Changes in Financial Liabilities

		Cash Flow
	Opening balance 01-01-2018	Borrowings obtained	Borrowings paid	Interest paid	Accrued interest	Inflation adjustment	Non-cash movements	Closing balance 12-31-2018
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	858,457	534,474	(453,789)	(28,397)	30,133	761	(1,204)	940,435
Hedging liabilities	5,393	-	-	(803)	-	(138)	67,147	71,599
Bonds and promissory notes	3,302,685	329,077	(21,495)	(143,080)	144,116	(112,773)	3,124	3,501,654
Total	4,166,535	863,551	(475,284)	(172,280)	174,249	(112,150)	69,067	4,513,688

		Cash Flow
	Opening balance 01-01-2017	Borrowings obtained	Borrowings paid	Interest paid	Accrued interest	Inflation adjustment	Non-cash movements	Closing balance 12-31-2017
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	914,358	421,309	(481,205)	(28,141)	27,894	(439)	4,681	858,457
Hedging liabilities	87,364	-	-	-	-	-	(81,971)	5,393
Bonds and promissory notes	3,452,658	891,172	(1,146,506)	(233,045)	218,326	122,324	(2,244)	3,302,685
Total	4,454,380	1,312,481	(1,627,711)	(261,186)	246,220	121,885	(79,534)	4,166,535